UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2004

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent J. Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent J. Gratch, Esq.           Boston, MA                 11/11/04
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 141
Form 13F Information Table Value Total: $ 349,155 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     9860 251473.40SH       SOLE                                  251473.40
AIRGAS INC                     COM              009363102      573 23800.00 SH       SOLE                                   23800.00
ALCON INC                      COM              H01301102     4180 52125.00 SH       SOLE                                   52125.00
ALLIANT TECHSYSTEMS INC        COM              018804104      470  7765.00 SH       SOLE                                    7765.00
AMERICAN INTERNATIONAL GROUP I COM              026874107     8150 119871.00SH       SOLE                                  119871.00
AMERICAN POWER CONVERSION CORP COM              029066107     3419 196580.00SH       SOLE                                  196580.00
AMERITRADE HLDG CORP           COM              03074k100      344 28635.00 SH       SOLE                                   28635.00
AMERUS GROUP CO                COM              03072M108      547 13340.00 SH       SOLE                                   13340.00
AMGEN                          COM              031162100     7642 134510.00SH       SOLE                                  134510.00
AMPHENOL CORP NEW-CL A         CL A             032095101      586 17100.00 SH       SOLE                                   17100.00
AMSURG CORP                    COM              03232p405      237 11200.00 SH       SOLE                                   11200.00
ANTHEM INC                     COM              03674b104     5336 61160.00 SH       SOLE                                   61160.00
APACHE CORP                    COM              037411105     7874 157140.10SH       SOLE                                  157140.10
APPLIED MATERIALS INC          COM              038222105      777 47110.00 SH       SOLE                                   47110.00
BAKER HUGHES INC               COM              057224107     1669 38181.00 SH       SOLE                                   38181.00
BERKSHIRE HILLS                COM              084680107      230  6220.00 SH       SOLE                                    6220.00
BIOMET INC                     COM              090613100     1889 40287.00 SH       SOLE                                   40287.00
BJ SERVICES CO                 COM              055482103      735 14020.00 SH       SOLE                                   14020.00
BLUEGREEN CORP                 COM              096231105      316 28400.00 SH       SOLE                                   28400.00
BROOKLINE BANCORP INC.         COM              11373m107      488 31165.00 SH       SOLE                                   31165.00
BUNGE LTD                      COM              G16962105    11434 286000.00SH       SOLE                                  286000.00
CACI INTERNATIONAL INC-CL A    CL A             127190304      972 18425.00 SH       SOLE                                   18425.00
CANADIAN NATURAL RESOURCES LTD COM              136385101      762 19120.00 SH       SOLE                                   19120.00
CAREMARK RX INC                COM              141705103    11632 362700.00SH       SOLE                                  362700.00
CDW CORP                       COM              12512N105     5685 97960.00 SH       SOLE                                   97960.00
CENDANT CORP                   COM              151313103     9194 425664.18SH       SOLE                                  425664.18
CHARLES RIVER LABORATORIES INT COM              159864107      670 14625.00 SH       SOLE                                   14625.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      289 13150.00 SH       SOLE                                   13150.00
CHEVRONTEXACO CORP             COM              166764100     2526 47092.51 SH       SOLE                                   47092.51
CHICAGO MERCANTILE EXCHANGE HO COM              167760107      833  5165.00 SH       SOLE                                    5165.00
CHOICE HOTELS INTERNATIONAL IN COM              169905106     2583 44850.00 SH       SOLE                                   44850.00
CHOICEPOINT INC                COM              170388102     5112 119857.00SH       SOLE                                  119857.00
CIMAREX ENERGY CO              COM              171798101      494 14125.00 SH       SOLE                                   14125.00
CISCO SYSTEMS INC              COM              17275R102     4669 257970.00SH       SOLE                                  257970.00
CITIGROUP INC                  COM              172967101     9154 207469.00SH       SOLE                                  207469.00
CITRIX SYSTEMS INC             COM              177376100      536 30580.00 SH       SOLE                                   30580.00
CITY NATIONAL CORP             COM              178566105     8266 127265.00SH       SOLE                                  127265.00
COGNEX CORP                    COM              192422103      616 23500.00 SH       SOLE                                   23500.00
COGNIZANT TECH SOLUTIONS       COM              192446102      793 26000.00 SH       SOLE                                   26000.00
COMCAST CORP NEW CL A          CL A             20030N101     2053 72686.00 SH       SOLE                                   72686.00
COMCAST CORP SPECIAL           COM              20030n200     3513 125825.00SH       SOLE                                  125825.00
CONSTELLATION BRANDS INC CL A  CL A             21036P108      549 14430.00 SH       SOLE                                   14430.00
CORINTHIAN COLLEGES INC        COM              218868107      185 13730.00 SH       SOLE                                   13730.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102      604  9865.00 SH       SOLE                                    9865.00
DONALDSON CO INC               COM              257651109      556 19580.00 SH       SOLE                                   19580.00
EAST WEST BANCORP INC          COM              27579R104      328  9770.00 SH       SOLE                                    9770.00
EDO CORP                       COM              281347104      286 10300.00 SH       SOLE                                   10300.00
ELECTRONIC ARTS INC            COM              285512109     5865 127525.00SH       SOLE                                  127525.00
EXPRESS SCRIPTS INC            COM              302182100      472  7230.00 SH       SOLE                                    7230.00
EXXON MOBIL CORP               COM              30231G102     9545 197503.79SH       SOLE                                  197503.79
FANNIE MAE                     COM              313586109      435  6860.00 SH       SOLE                                    6860.00
FEI CO                         COM              30241L109      353 17870.00 SH       SOLE                                   17870.00
FIRST CASH FINL SVCS INC       COM              31942D107      326 16300.00 SH       SOLE                                   16300.00
FLORIDA ROCK INDS INC          COM              341140101      588 12005.00 SH       SOLE                                   12005.00
FORTUNE BRANDS INC             COM              349631101     8795 118711.44SH       SOLE                                  118711.44
GAMESTOP CORP CL A             CL A             36466R101      351 18960.00 SH       SOLE                                   18960.00
GENERAL ELECTRIC CO            COM              369604103     5639 167920.56SH       SOLE                                  167920.56
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GREENPOINT FINANCIAL CORP      COM              395384100      946 20452.00 SH       SOLE                                   20452.00
GUITAR CENTER INC              COM              402040109      559 12910.00 SH       SOLE                                   12910.00
HCC INSURANCE HOLDINGS INC     COM              404132102     5545 183930.00SH       SOLE                                  183930.00
HENRY SCHEIN INC               COM              806407102      567  9100.00 SH       SOLE                                    9100.00
HOOPER HOLMES INC              COM              439104100     3240 723317.08SH       SOLE                                  723317.08
IDEXX LABORATORIES CORP        COM              45168D104      567 11165.00 SH       SOLE                                   11165.00
INTEL CORP                     COM              458140100      505 25193.44 SH       SOLE                                   25193.44
INTERACTIVE DATA CORP          COM              45840J107      415 22040.00 SH       SOLE                                   22040.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     6246 72850.52 SH       SOLE                                   72850.52
IRON MTN INC                   COM              462846106      554 16375.00 SH       SOLE                                   16375.00
ITT INDUSTRIES INC             COM              450911102    10354 129440.63SH       SOLE                                  129440.63
JAKKS PACIFIC INC              COM              47012E106      287 12500.00 SH       SOLE                                   12500.00
JINPAN INTL LTD                COM              G5138L100      160 31350.00 SH       SOLE                                   31350.00
JLG INDUSTRIES INC             COM              466210101     2678 159390.00SH       SOLE                                  159390.00
JOHNSON & JOHNSON              COM              478160104     2006 35615.00 SH       SOLE                                   35615.00
KEITH COMPANIES                COM              487539108      194 13000.00 SH       SOLE                                   13000.00
KINDER MORGAN INC              COM              49455p101     8985 143035.00SH       SOLE                                  143035.00
LAUREATE EDUCATION             COM              518613104     4932 132505.00SH       SOLE                                  132505.00
LEXMARK INTERNATIONAL INC CL A CL A             529771107     6321 75239.00 SH       SOLE                                   75239.00
LUFKIN INDUSTRIES INC          COM              549764108      255  6850.00 SH       SOLE                                    6850.00
MEDICIS PHARMACEUTICAL CORP CL CL A NEW         584690309      538 13780.00 SH       SOLE                                   13780.00
MEDTRONIC INC                  COM              585055106      393  7575.00 SH       SOLE                                    7575.00
MICHAELS STORES INC            COM              594087108      306  5170.00 SH       SOLE                                    5170.00
MICROCHIP TECHNOLOGY INC       COM              595017104      506 18845.00 SH       SOLE                                   18845.00
MICROSOFT CORP                 COM              594918104     7214 260886.32SH       SOLE                                  260886.32
MOHAWK INDUSTRIES INC          COM              608190104     5323 67045.00 SH       SOLE                                   67045.00
MUELLER INDUSTRIES INC         COM              624756102      530 12340.00 SH       SOLE                                   12340.00
NEWFIELD EXPLORATION CO.       COM              651290108      511  8350.00 SH       SOLE                                    8350.00
OCCIDENTAL PETE CORP           COM              674599105     4187 74870.00 SH       SOLE                                   74870.00
OPNET TECHNOLOGIES             COM              683757108      177 17300.00 SH       SOLE                                   17300.00
PACKETEER INC                  COM              695210104      342 31650.00 SH       SOLE                                   31650.00
PARK ELECTROCHEMICAL CORP      COM              700416209      494 23301.00 SH       SOLE                                   23301.00
PATTERSON-UTI ENERGY           COM              703481101      605 31701.00 SH       SOLE                                   31701.00
PEDIATRIC SVCS OF AMERICA      COM              705323103      196 24050.00 SH       SOLE                                   24050.00
PENTAIR INC                    COM              709631105      624 17875.00 SH       SOLE                                   17875.00
PEPSICO INC                    COM              713448108     9734 200072.43SH       SOLE                                  200072.43
PEROT SYSTEMS CORP             COM              714265105      225 14000.00 SH       SOLE                                   14000.00
PETSMART INC                   COM              716768106      556 19580.00 SH       SOLE                                   19580.00
PFIZER INC                     COM              717081103     7577 247624.85SH       SOLE                                  247624.85
PRAXAIR INC                    COM              74005P104    11998 280712.34SH       SOLE                                  280712.34
PROCTER & GAMBLE CO            COM              742718109      744 13755.20 SH       SOLE                                   13755.20
PULTE HOMES INC                COM              745867101      294  4785.00 SH       SOLE                                    4785.00
QUAKER CHEMICAL CORP           COM              747316107      210  8685.00 SH       SOLE                                    8685.00
QUEST SOFTWARE INC             COM              74834t103      146 13150.00 SH       SOLE                                   13150.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      540 20965.00 SH       SOLE                                   20965.00
ROCKWELL COLLINS INC           COM              774341101      716 19280.00 SH       SOLE                                   19280.00
ROYAL DUTCH PETROLEUM CO NY RE NY REG EUR .56   780257804      527 10210.00 SH       SOLE                                   10210.00
RUBY TUESDAY INC               COM              781182100      536 19230.00 SH       SOLE                                   19230.00
SCHLUMBERGER LTD               COM              806857108     6536 97101.29 SH       SOLE                                   97101.29
STAPLES INC                    COM              855030102     9461 317265.00SH       SOLE                                  317265.00
STATE STREET CORP              COM              857477103      692 16199.00 SH       SOLE                                   16199.00
STELLMAR SHIPPING              COM              V8726M103      228  6025.00 SH       SOLE                                    6025.00
STERICYCLE INC                 COM              858912108      481 10470.00 SH       SOLE                                   10470.00
STRYKER CORP                   COM              863667101      225  4670.00 SH       SOLE                                    4670.00
SUPERIOR UNIFORM               COM              868358102      157 11480.00 SH       SOLE                                   11480.00
SUPERVALU INC                  COM              868536103      480 17440.00 SH       SOLE                                   17440.00
SYSCO CORP                     COM              871829107     1943 64945.00 SH       SOLE                                   64945.00
T ROWE PRICE GROUP INC         COM              74144t108     8611 169050.00SH       SOLE                                  169050.00
TEEKAY SHIPPING                COM              y8564w103      213  4940.00 SH       SOLE                                    4940.00
TEXAS INSTRUMENTS INC          COM              882508104     5091 239241.85SH       SOLE                                  239241.85
TEXAS REGIONAL BANCSHARES INC  COM              882673106      604 19427.00 SH       SOLE                                   19427.00
THE CATO CORPORATION CLASS A   CL A             149205106      279 12525.00 SH       SOLE                                   12525.00
TOMMY HILFIGER CORP            COM              G8915Z102      123 12500.00 SH       SOLE                                   12500.00
TRANSOCEAN INC.                COM              G90078109      681 19040.00 SH       SOLE                                   19040.00
UCBH HOLDINGS INC              COM              90262T308     3870 99052.09 SH       SOLE                                   99052.09
UNIVISION COMMUNICATIONS INC C CL A             914906102      690 21830.00 SH       SOLE                                   21830.00
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     5128 148330.00SH       SOLE                                  148330.00
VCA ANTECH INC                 COM              918194101      573 27795.00 SH       SOLE                                   27795.00
VISTACARE INC CL A             CL A             92839Y109      250 16300.00 SH       SOLE                                   16300.00
WAL-MART                       COM              931142103     4988 93750.86 SH       SOLE                                   93750.86
WELLCHOICE INC                 COM              949475107      510 13655.00 SH       SOLE                                   13655.00
WELLPOINT HEALTH NETWORKS INC  COM              94973H108     5072 48260.00 SH       SOLE                                   48260.00
WELLS FARGO & CO-NEW           COM              949746101      230  3850.00 SH       SOLE                                    3850.00
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     2403    36030 SH       SOLE                                      36030
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      642     8025 SH       SOLE                                       8025
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     2668    18866 SH       SOLE                                      18866
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106     1090    96731 SH       SOLE                                      96731
ISHARES TR RUSSELL 2000        RUSSELL 2000     464287655      316     2775 SH       SOLE                                       2775
MIDCAP SPDR TRUST              UNIT SER 1       595635103      457     4220 SH       SOLE                                       4220
STREETTRACKS DJ LARGE GROWTH   DJ LRG CAP GRW   86330E109      312     6945 SH       SOLE                                       6945
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      378     2995 SH       SOLE                                       2995
ASIA PACIFIC FUND              COM              044901106      188    14000 SH       SOLE                                      14000
EUROPE FUND INC                COM              29874M103      535    54476 SH       SOLE                                      54476